Summary of Maturity of lease liabilities (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
2023	$ 373	$ 486
2024		373
Minimum lease payments	497	859
Less imputed interest	(26)	(74)
Total operating lease liability	471	785
Current portion of operating lease liability	471	427	$ 374
Long-term portion of operating lease liability		$ 358	$ 785